Expense Example - TSPY Lift ETF - TSPY Lift ETF Class	Jan. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	$ 446